Property, Plant and Equipment, Net - Summary of PP&E Under Construction and Not Subject to DD&A (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	CAD 1,940	CAD 743
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	1,809	537
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment Temporarily Idle	CAD 131	CAD 206